Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Held-to-maturity securities, fair value	$ 38,368,000,000	$ 34,952,000,000
Securities, pledged as collateral	2,100,000,000	3,500,000,000
Mortgage loans, carried at fair value	3,263,000,000	7,957,000,000
Time deposits	100,000	100,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	300,977,274	256,294,227
Held-to-maturity Securities [Member]
Securities, pledged as collateral	994,000,000	1,482,000,000
Available-for-Sale Securities [Member]
Securities, pledged as collateral	1,106,000,000	2,042,000,000
Trading Securities [Member]
Securities, pledged as collateral	$ 111,000,000	$ 47,000,000